COMMITMENTS AND CONTINGENCY (Schedule Of Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum lease payments under non-cancellable leases [Abstract]
2016	$ 8,514
2017	7,711
2018	$ 6,255
2019 and thereafter
Total	$ 22,480
Future minimum principal payments related to long-term debts
2016
2017
2018	$ 59,260
2019 and thereafter	69,468
Total	$ 128,728